COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Payments Under Non-Cancelable Operating Leases) (Details) - Dec. 31, 2016 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Schedule of Future Minimum Rental Payments for Operating Leases [Line Items]
2017	¥ 15,028	$ 2,164
2018	10,343	1,490
2019	4,148	597
2020	4,100	591
2021	4,100	591
Thereafter	53,501	7,707
Total	¥ 91,220	$ 13,140